Goodwill (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)	[3]
Disclosure of reconciliation of changes in goodwill [line items]
Opening balance, gross		₨ 20,026	₨ 20,122
Goodwill arising on business combinations during the year	[1]	0	10
Effect of translation adjustments		193	(106)
Impairment loss	[2]	(16,274)	(16,274)
Closing balance		₨ 3,945	₨ 3,752	$ 61

[1]	Rs.10 as of March 31, 2017 represents goodwill arising from the acquisition of Imperial Credit Private Limited.
[2]	The impairment loss of Rs.16,274 includes Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010.
[3]	Unaudited convenience translation into U.S.$(See Note 2(d))